Annual Fund Operating Expenses - VanEck Global Natural Resources Portfolio	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	0.76%
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.06%)	[1]
Net Expenses (as a percentage of Assets)	1.01%

[1]	Brighthouse Investment Advisers, LLC has contractually agreed, for the period April 30, 2021 through April 30, 2022, to reduce the Management Fee for each class of the Portfolio. This arrangement may be modified or discontinued prior to April 30, 2022, only with the approval of the Board of Trustees of the Portfolio.